CHAPMAN AND CUTLER LLP                               111 WEST MONROE STREET
                                                   CHICAGO, ILLINOIS  60603


                                 March 22, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attn:  Vincent J. DiStefano


                                  Re: FT 4260
                       Limited Duration Portfolio Series
                                 (the "Trust")
                     --------------------------------------

Dear Mr. DiStefano:


      Included herewith please find a copy of the Initial Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the "Commission") on March 22, 2013. First Trust Portfolios L.P. ("First Trust" or "Sponsor") will act as depositor and sponsor of the Trust. The Trust will consist of the portfolio described above. The portfolio will consist of preferred stocks and trust preferred securities. Certain of the securities will be structured as floating rate instruments in which the interest rate payable on the obligations fluctuate on a periodic basis based upon changes in a base lending rate. We are advised that First Trust proposes to deposit securities and to activate the subject Trust on or about June 16, 2013, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of floating rate securities by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on June 16, 2013.

      Inasmuch as the Trust is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

      No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

      In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-3017) or Eric F. Fess at (312/845-3781).

                                               Very truly yours,

                                               CHAPMAN AND CUTLER LLP


                                               By:  /s/ Brian D. Free
                                                    -------------------------
                                                    Brian D. Free


cc: Eric F. Fess
    W. Scott Jardine

Enclosure